S000037523 [Member] Investment Objectives and Goals - Vaughan Nelson Select Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vaughan Nelson Select Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.